Document and Entity Information	May 18, 2023
Cover [Abstract]
Entity Registrant Name	CDW Corp
Amendment Flag	false
Entity Central Index Key	0001402057
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 18, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-35985
Entity Tax Identification Number	26-0273989
Entity Address, Address Line One	75 Tri-State International
Entity Address, City or Town	Lincolnshire
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60069
City Area Code	(847)
Local Phone Number	465-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	CDW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false